UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03691

LORD ABBETT MID-CAP VALUE FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	12/31

Date of reporting period:	9/30/06

Item 1:       Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MID-CAP VALUE FUND, INC. September 30, 2006

		Value
Investments	Shares	(000)
COMMON STOCKS 97.65%

Advertising Agency 4.65%
Interpublic Group of Cos. (The)(b)*	24,854,671	$246,061
R.H. Donnelley Corp.(b)	4,188,374	221,565
Total		467,626

Agriculture, Fishing & Ranching 0.99%
Monsanto Co.	2,114,760	99,415

Auto Parts: After Market 1.82%
Genuine Parts Co.	4,236,021	182,700

Chemicals 3.21%
Chemtura Corp.(b)	13,319,899	115,484
Eastman Chemical Co.	3,836,959	207,272
Total		322,756

Communications Technology 7.85%
ADC Telecommunications, Inc.*(b)	9,145,004	137,175
Avaya, Inc.*	15,949,836	182,466
JDS Uniphase Corp.*	47,231,908	103,438
McAfee, Inc.*(b)	8,945,396	218,804
Tellabs, Inc.*	13,461,045	147,533
Total		789,416

Computer Services, Software & Systems 3.66%
Cadence Design Systems, Inc.*	12,160,312	206,239
Openwave Systems, Inc.*	1,699,624	15,909
Sybase, Inc.*(b)	6,018,703	145,893
Total		368,041

Consumer Products 3.68%
American Greetings Corp.(b)	5,273,570	121,925
Snap-on Inc.(b)	3,814,873	169,952
Tupperware Brands Corp.(b)	4,027,900	78,383
Total		370,260

Containers & Packaging: Paper & Plastic 2.10%
Pactiv Corp.*(b)	7,419,513	210,862

Diversified Manufacturing 2.22%
Ball Corp.(b)	5,519,611	223,268

Drug & Grocery Store Chains 2.69%
Kroger Co. (The)	5,487,300	126,976
Safeway Inc.	4,720,400	143,264
Total		270,240

Drugs & Pharmaceuticals 4.09%
King Pharmaceuticals, Inc.*(b)	12,214,269	208,009
Mylan Laboratories, Inc.	10,070,431	202,718
Total		410,727

Energy: Miscellaneous 1.75%
GlobalSantaFe Corp.
(Cayman Islands)(a)	3,517,600	175,845

Fertilizers 2.47%
Mosaic Co. (The)*	11,545,652	195,121
Potash Corp. of Saskatchewan
Inc. (Canada)(a)	514,789	53,636
Total		248,757

Healthcare Management Services 1.06%
Aetna, Inc.	2,697,874	106,701

Household Furnishings 1.04%
Newell Rubbermaid, Inc.	3,685,278	104,367

Identification Control & Filter Devices 1.73%
Hubbell, Inc. Class B(b)	3,639,899	174,351

Insurance: Life 1.61%
Conseco, Inc.*(b)	7,732,023	162,295

Insurance: Multi-Line 2.11%
Genworth Financial, Inc. Class A	2,969,395	103,959
Safeco Corp.	1,839,020	108,373
Total		212,332

Insurance: Property-Casualty 6.28%
ACE Ltd. (Bermuda)(a)	1,571,700	86,019
Everest Re Group, Ltd. (Bermuda)(a)	1,068,291	104,190
PartnerRe Ltd. (Bermuda)(a)(b)	2,980,950	201,423

See Notes to Schedule of Investments.

		Value
Investments	Shares	(000)
PMI Group, Inc.	921,776	$40,383
XL Capital Ltd. Class A (Bermuda)(a)	2,895,946	198,952
Total		630,967

Machinery: Agricultural 0.35%
CNH Global N.V. (Netherlands)(a)	1,527,398	35,451

Machinery: Engines 1.07%
Cummins, Inc.	898,789	107,163

Machinery: Oil Well Equipment & Services 1.45%
Halliburton Co.	5,129,976	145,948

Medical & Dental Instruments & Supplies 1.08%
Bausch & Lomb, Inc.	2,166,812	108,622

Metal Fabricating 1.54%
Timken Co. (The)(b)	5,193,790	154,671

Miscellaneous: Equipment 1.54%
W.W. Grainger, Inc.	2,305,966	154,546

Oil: Crude Producers 1.71%
EOG Resources, Inc.	2,639,695	171,712

Paper 2.73%
Bowater, Inc.(b)	5,319,211	109,416
MeadWestvaco Corp.	6,212,104	164,683
Total		274,099

Publishing: Miscellaneous 2.29%
R.R. Donnelley & Sons Co.	6,977,721	229,986

Radio & TV Broadcasters 2.01%
Clear Channel Communications, Inc.	6,993,200	201,754

Real Estate Investment Trusts 2.00%
Host Hotels & Resorts Inc.	8,760,303	200,874

Restaurants 2.39%
Brinker Int’l., Inc.	3,095,080	124,082
OSI Restaurant Partners, Inc.	3,654,400	$115,881
Total		239,963

Retail 4.95%
Federated Department Stores, Inc.	3,503,880	151,403
Foot Locker, Inc.	6,446,203	162,767
OfficeMax, Inc.(b)	4,504,353	183,507
Total		497,677

Services: Commercial 3.72%
Allied Waste Industries, Inc.*	9,261,200	104,374
Sabre Holdings Corp. Class A(b)	11,543,819	270,010
Total		374,384

Utilities: Electrical 8.54%
Ameren Corp.	3,717,681	196,256
CMS Energy Corp.*(b)	13,362,879	192,960
NiSource, Inc.	8,899,899	193,484
Northeast Utilities System(b)	8,596,278	200,035
Puget Energy Inc.	3,351,500	76,180
Total		858,915

Utilities: Gas Distributors 0.53%
Southwest Gas Corp.	1,592,761	53,071

Utilities: Telecommunications 4.74%
CenturyTel, Inc.	2,716,369	107,758
Embarq Corp.	2,558,672	123,763
Level 3 Communications, Inc.*	3,928,500	21,018
Qwest Communications Int’l., Inc.*	25,709,915	224,190
Total		476,729

Total Common Stocks (cost $8,235,213,211)		9,816,491

See Notes to Schedule of Investments.

	Principal
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 2.52%

Repurchase Agreement
Repurchase Agreement dated 9/29/2006, 4.62% due 10/2/2006 with State Street Bank & Trust Co. collateralized by $252,795,000 of Federal Home Loan Bank at 5.25% to 5.81 due 4/15/2016 to 3/14/2025; value: $258,705,519; proceeds: $253,725,586 (cost $253,627,940)	$253,628	$253,628

Total Investments in Securities 100.17% (cost $8,488,841,151)		10,070,119
Other Assets in Excess of Liabilities (0.17%)		(17,248)
Net Assets 100.00%		$10,052,871

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Affiliated issuer (holding represents 5% or more of the underlying issuer’s outstanding voting shares). See Note 4.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Mid-Cap Value Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “Act”) as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on March 14, 1983.

The Fund’s investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)          Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)         Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)          Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

3. FEDERAL TAX INFORMATION

As of September 30, 2006, the Fund’s aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$8,489,782,258
Gross unrealized gain	1,859,204,116
Gross unrealized loss	(278,867,563)
Net unrealized security gain	$1,580,336,553

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales and other temporary tax adjustments.

4. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which the Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. The Fund had the following transactions with affiliated issuers during period ended September 30, 2006:

Affiliated Issuer	Balance of Shares Held at 12/31/2005	Gross Additions	Gross Sales	Balance of Shares Held at 9/30/2006	Value at 9/30/2006	Realized Gain (Loss) 1/1/2006 to 9/30/2006(b)	Dividend Income 1/1/2006 to 9/30/2006(b)
ADC Telecommunications, Inc.	6,200,433	2,952,071	(7,500)	9,145,004	$137,175,060	$(8,046)	$—
American Greetings Corp.	4,862,600	958,170	(547,200)	5,273,570	121,924,937	2,441,133	1,307,235
Ball Corp.	5,663,100	560,511	(704,000)	5,519,611	223,268,268	9,743,001	1,086,172
Bausch & Lomb, Inc.(a)	2,279,600	1,067,312	(1,180,100)	2,166,812	108,622,286	8,718,431	301,108
Bowater, Inc.	4,871,800	465,182	(17,771)	5,319,211	109,416,170	(299,500)	3,124,555
Brinker Int’l., Inc. (a)	4,774,700	363,480	(2,043,100)	3,095,080	124,081,757	2,725,403	483,338
Chemtura Corp.	12,388,400	969,099	(37,600)	13,319,899	115,483,524	(207,233)	1,979,670
CMS Energy Corp.	12,247,300	1,602,679	(487,100)	13,362,879	192,959,973	(4,161,249)	—
Conseco, Inc.	6,871,500	892,023	(31,500)	7,732,023	162,295,163	—	—
Dana Corp.(a)	12,710,600	499,874	(13,210,474)	—	—	(173,741,417)	—
Eastman Chemical Co. (a)	5,229,800	214,859	(1,607,700)	3,836,959	207,272,525	11,990,943	4,361,464
Foot Locker, Inc. (a)	8,357,000	48,203	(1,959,000)	6,446,203	162,766,626	1,331,019	1,504,809
Hubbell, Inc.	3,699,300	109,899	(169,300)	3,639,899	174,351,162	3,207,142	3,669,401
Interpublic Group of Cos. (The)	20,662,800	4,834,671	(642,800)	24,854,671	246,061,243	(1,219,309)	—
King Pharmaceuticals, Inc.	13,736,550	1,566,619	(3,088,900)	12,214,269	208,009,001	10,486,779	—
McAfee, Inc.	6,206,800	3,091,596	(353,000)	8,945,396	218,804,386	316,726	—
Northeast Utilities System	8,025,300	1,273,178	(702,2000	8,596,278	200,035,389	4,521,933	4,785,133
OfficeMax, Inc.	4,019,500	774,153	(289,300)	4,504,353	183,507,341	2,271,796	2,100,579
Pactiv Corp.	12,074,900	146,913	(4,802,300)	7,419,513	210,862,559	43,346,964	—
PartnerRe Ltd.	3,136,100	172,950	(328,100)	2,980,950,	201,422,791	8,731,682	3,817,520
R.H. Donnelley Corp.	2,802,600	1,478,074	(92,300)	4,188,374	221,564,985	709,350	36,559
Sabre Holdings Corp. Class A	11,099,000	1,063,919	(619,100)	11,543,819	270,009,926	265,416	3,445,174
Snap-on Inc.	4,938,000	33,173	(1,156,300)	3,814,873	169,952,592	17,718,241	3,682,137
Sybase, Inc.	6,143,135	269,268	(393,700)	6,108,703	145,893,361	1,728,390	—
Timken Co. (The)	7,170,200	97,490	(2,073,900)	5,193,790	154,671,066	33,706,875	2,955,035
Tupperware Brands Corp.	3,190,400	893,700	(56,200)	4,027,900	78,382,934	180,813	2,620,750
Westwood One, Inc. (a)	8,289,100	391,164	(8,680,264)	—	—	(31,310,420)	828,910
Total					$4,348,795,025	$(46,805,137)	$42,089,549

(a)  No longer affiliated issuer as of September 30, 2006.

(b)  Represents realized gains (losses) and dividend income earned only when the issuer was an affiliated of the Fund.

5. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect the Fund’s performance.

Item 2:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

(i)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MID-CAP VALUE FUND, INC.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and
Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and
Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 28, 2006